Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of Other Non-current Assets
Other non-current assets comprise:

(€ million)	2021	2020	2019
Equity instruments at fair value through other comprehensive income (D.7.1.)	823	588	380
Debt instruments at fair value through other comprehensive income (D.7.2.)	447	426	403
Other financial assets at fair value through profit or loss (D.7.3.)	902	890	892
Pre-funded pension obligations (Note D.19.1.)	408	177	155
Long-term prepaid expenses	59	92	115
Long-term loans and advances and other non-current receivables	485	537	521
Derivative financial instruments (Note D.20.)	3	24	37
Total	3,127	2,734	2,503